Related Party Transactions - Additional Information (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Ordinary Shares
Disclosure Of Transactions Between Related Parties [Line Items]
Repurchase of ordinary shares	20,765	20,765